ACCOUNTS RECEIVABLE NET	6 Months Ended
Jun. 30, 2021
ACCOUNTS RECEIVABLE NET
NOTE 3 - ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	June 30, 2021 (Unaudited)	December 31, 2020
Accounts receivable- Sino-foreign Jointly Managed Academic Programs	$1,535,216	$890,807
Accounts receivable – Tailored job readiness training services	387	13,820
Accounts receivable- Overseas Study Consulting Services	11,572	10,991
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$1,547,175	$915,618

Under the Sino-foreign Jointly Managed Academic Programs, student tuition fees are collected by the Chinese host universities/colleges at the beginning of each academic school year and then remit the agreed portion to the Company within one to four months. Due the impact of COVID-19, the internal payment processes of the partnering schools were temporarily delayed. As a result, the Company and these partnering schools mutually agreed to extend the tuition payment term by three to six months. As of the date of this filing, $1,056,578 or 69% of the balance associated with Sino-foreign Jointly Managed Academic Programs has been subsequently collected, and the remaining balance is expected to be collected before December 31, 2021.